Convertible Preferred Stock - Narrative (Details) - USD ($)								3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2020	Nov. 09, 2018	Nov. 03, 2017	Apr. 15, 2017	Aug. 16, 2016	Apr. 15, 2016	Apr. 05, 2016	Mar. 31, 2020	Nov. 03, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 13, 2020
Temporary Equity [Line Items]
Shares authorized (in shares)												17,289,895	17,289,895
Issuance costs										$ 227,000	$ 0	$ 0	$ 45,000
Common stock issuable upon conversion (in shares)												6,555,307	6,555,307
Preferred stock authorized (in shares)														10,000,000
Preferred stock outstanding (in shares)										0
Preferred stock tranche liability										$ 0		$ 4,956,000	$ 2,392,000
Conversion ratio										1
Series A Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)						10,000,000				0		10,000,000	10,000,000
Par value (in USD per share)						$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares)			1,535,884	1,535,884		1,535,884
Sale of stock, price per share (in USD per share)			$ 2.17	$ 2.17		$ 2.17			$ 2.17
Gross proceeds from issuance of convertible preferred stock			$ 3,300,000	$ 3,300,000		$ 3,300,000
Issuance costs							$ 68,000		$ 23,000
Common stock issuable upon conversion (in shares)												4,607,652	4,607,652
Preferred stock, dividend rate (in USD per share)										$ 0.17		$ 0.17
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)					800,000					0		800,000	800,000
Par value (in USD per share)					$ 0.0001					$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares)			122,870	122,871	122,871
Sale of stock, price per share (in USD per share)			$ 2.71	$ 2.71	$ 2.71				$ 2.71
Gross proceeds from issuance of convertible preferred stock			$ 300,000	$ 300,000	$ 300,000
Issuance costs									$ 7,000
Common stock issuable upon conversion (in shares)												368,612	368,612
Preferred stock, dividend rate (in USD per share)										$ 0.22		$ 0.21
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)		3,427,004								0		3,427,004	3,427,004
Par value (in USD per share)		$ 0.0001								$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares)		1,579,043
Sale of stock, price per share (in USD per share)		$ 7.28
Gross proceeds from issuance of convertible preferred stock		$ 11,500,000
Issuance costs		45,000											$ 45,000
Common stock issuable upon conversion (in shares)												1,579,043	1,579,043
Preferred stock tranche liability		$ 2,300,000											$ 2,349
Preferred stock, dividend rate (in USD per share)										$ 0.58263		$ 0.582630
Series B-2 Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)		3,062,891										3,062,891	3,062,891
Par value (in USD per share)		$ 0.0001
Common stock issuable upon conversion (in shares)												0	0
Preferred stock, dividend rate (in USD per share)												$ 0.651888
Series B-2 Preferred Stock | Scenario, Plan
Temporary Equity [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		1,411,275
Sale of stock, price per share (in USD per share)		$ 8.14
Gross proceeds from issuance of convertible preferred stock		$ 11,500,000
Convertible Preferred Stock | Dividend Declared
Temporary Equity [Line Items]
Dividends payable										$ 0		$ 0
Series C preferred stock
Temporary Equity [Line Items]
Shares authorized (in shares)	9,049,783
Par value (in USD per share)	$ 0.0001									$ 0.0001	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares)	4,169,822
Sale of stock, price per share (in USD per share)	$ 13.43
Gross proceeds from issuance of convertible preferred stock	$ 56,000,000.0
Issuance costs	$ 200,000							$ 219,000
Preferred stock, dividend rate (in USD per share)										$ 1.07439
Series C preferred stock | Affiliated Entity
Temporary Equity [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	3,078,968
Common Stock
Temporary Equity [Line Items]
Common stock issuable upon conversion (in shares)														10,725,129
Common Stock | Dividend Declared
Temporary Equity [Line Items]
Dividends payable										$ 0		$ 0	$ 0